Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment Estimated Useful Lives (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Buildings [Member]
Property, plant and equipment, useful life	20 years	20 years
Machinery and Equipment [Member]
Property, plant and equipment, useful life	10 years	10 years
Furniture and Fixtures [Member]
Property, plant and equipment, useful life	10 years	10 years
Office Equipment and Software [Member]
Property, plant and equipment, useful life	5 years	5 years
Vehicles [Member]
Property, plant and equipment, useful life	5 years	5 years